ASSET HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2025
Asset Held For Sale
SUMMARY OF CARRYING AMOUNTS OF ASSET HELD FOR SALE

As of December 31, 2024 and June 30, 2025, the carrying amounts of asset held for sale is as below:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Assets
Asset held for sale	3,035	3,035	2,386
Total non-current assets held for sale	3,035	3,035	2,386